Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Loss before income tax includes the following specific
Amortisation	$ 1,265	$ 1,084	$ 1,084
Net foreign exchange loss	430		18
Minimum lease payments	93	108	79
Defined contribution superannuation expense	138	140	128
Employee benefits expense excluding superannuation	1,563	1,526	1,396
Chinese With-Holding Tax incurred on license transaction	931
Chinese Value Added Tax incurred on license transaction	538
Total Expenses	1,469
Paxalisib licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	1,084	$ 1,084	$ 1,084
Evotech Licensing Agreement [member]
Loss before income tax includes the following specific
Amortisation	$ 181